9/01
Prospectus Supplement
dated September 28, 2001 to:
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Putnam Global Equity Fund (the "fund")
(formerly Putnam Diversified Equity Fund)
Prospectus dated June 30, 2001

In the section entitled "Who manages the fund?" the second paragraph is replaced with the following:

The following officers of Putnam Management have had primary responsibility for the day-to-day management of the fund's portfolio since the years shown below. Their experience as portfolio managers or investment analysts over at least the last five years is also shown.

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Manager                       Since    Experience
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Shigeki Makino                2000     2000 - Present      Putnam Management
Managing Director                      Prior to Aug. 2000  Fidelity Investments
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Justin M. Scott               1998     1988 - Present      Putnam Management
Managing Director
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Paul C. Warren                1998     1997 - Present      Putnam Management
Managing Director                      Prior to May 1997   IDS Fund Management
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Geirulv Lode                  2001     1997 - Present      Putnam Management
Senior Vice President                  Prior to July 1997  Chancellor Lgt.
                                                           Asset Management
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Michael P. Stack              1998     1997 - Present      Putnam Management
Senior Vice President                  Prior to Nov. 1997  Independence
                                                           Investment
                                                           Associates, Inc.
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